UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENT OF PROFIT AND LOSS AND OTHER COMPREHENSIVE INCOME - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENT OF PROFIT AND LOSS AND OTHER COMPREHENSIVE INCOME
Revenue	€ 17,910	€ 22,448
Other operating income	2,588	1,436
Total operating income	20,498	23,884
Research and development expenses	(34,371)	(25,592)
Selling, general and administrative expenses	(11,514)	(5,045)
Operating loss	(25,387)	(6,753)
Financial income	1,256	9
Exchange gains/(losses)	4,024	(854)
Loss before taxes	(20,107)	(7,598)
Income tax expense	31	(597)
Loss for the year and total comprehensive loss	€ (20,076)	€ (8,195)
Weighted average number of shares outstanding	32,375,133	21,756,366
Basic and diluted loss per share	€ (0.62)	€ (0.38)